UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/16 (Unaudited)

COMMON STOCKS (97.0%)(a)
			Shares	Value

Aerospace and defense (5.1%)

Airbus Group SE (France)			4,457	$278,908

Embraer SA ADR (Brazil)			10,413	240,540

General Dynamics Corp.			23,751	3,337,491

Honeywell International, Inc.			17,894	2,044,747

L-3 Communications Holdings, Inc.			8,436	1,109,587

Northrop Grumman Corp.			21,846	4,505,956

Raytheon Co.			6,725	849,704

United Technologies Corp.			11,254	1,174,580

				13,541,513
Air freight and logistics (0.4%)

United Parcel Service, Inc. Class B			11,070	1,163,125

				1,163,125
Airlines (0.4%)

American Airlines Group, Inc.			30,081	1,043,510

				1,043,510
Auto components (0.2%)

Johnson Controls, Inc.			13,922	576,371

				576,371
Banks (5.5%)

Bank of America Corp.			232,919	3,391,301

Citigroup, Inc.			19,303	893,343

JPMorgan Chase & Co.			71,387	4,511,658

KeyCorp			86,861	1,067,522

Regions Financial Corp.			64,698	606,867

U.S. Bancorp			40,363	1,723,096

Wells Fargo & Co.			49,976	2,497,800

				14,691,587
Beverages (2.7%)

Dr. Pepper Snapple Group, Inc.			15,800	1,436,378

Molson Coors Brewing Co. Class B			10,361	990,822

Monster Beverage Corp.(NON)			12,463	1,797,414

PepsiCo, Inc.			29,762	3,064,296

				7,288,910
Biotechnology (3.7%)

AMAG Pharmaceuticals, Inc.(NON)			7,483	198,449

Amgen, Inc.			10,777	1,705,999

Biogen, Inc.(NON)			5,819	1,600,167

Celgene Corp.(NON)			20,270	2,096,121

Gilead Sciences, Inc.			31,433	2,772,705

Medivation, Inc.(NON)			17,627	1,018,841

TESARO, Inc.(NON)(S)			10,024	415,395

				9,807,677
Building products (0.5%)

Allegion PLC (Ireland)			2,582	168,992

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			13,660	505,830

Fortune Brands Home & Security, Inc.			12,637	700,216

				1,375,038
Capital markets (2.7%)

AllianceBernstein Holding LP			30,390	713,861

Ameriprise Financial, Inc.			6,988	670,149

Bank of New York Mellon Corp. (The)			32,717	1,316,532

Charles Schwab Corp. (The)			73,204	2,079,726

Goldman Sachs Group, Inc. (The)			2,846	467,057

Invesco, Ltd.			19,817	614,525

KKR & Co. LP			106,507	1,448,495

				7,310,345
Chemicals (3.2%)

Air Products & Chemicals, Inc.			3,527	514,554

Albemarle Corp.			2,270	150,183

Axalta Coating Systems, Ltd.(NON)			13,685	389,612

Axiall Corp.			4,995	117,632

CF Industries Holdings, Inc.			5,190	171,633

Dow Chemical Co. (The)			22,608	1,189,407

E.I. du Pont de Nemours & Co.			19,070	1,256,904

PPG Industries, Inc.			6,758	746,016

Praxair, Inc.			4,780	561,459

Sherwin-Williams Co. (The)			7,589	2,180,396

Symrise AG (Germany)			16,297	1,079,068

W.R. Grace & Co.(NON)			1,576	120,848

				8,477,712
Commercial services and supplies (1.3%)

Rollins, Inc.			20,517	551,292

Stericycle, Inc.(NON)			5,824	556,541

Tyco International PLC			65,000	2,503,800

				3,611,633
Communications equipment (1.1%)

Cisco Systems, Inc.			102,650	2,821,849

				2,821,849
Construction materials (0.1%)

LafargeHolcim, Ltd. (Switzerland)			1,593	80,527

Martin Marietta Materials, Inc.			1,402	237,260

Vulcan Materials Co.			668	71,897

				389,684
Consumer finance (1.0%)

Capital One Financial Corp.			11,893	860,934

Oportun Financial Corp. (acquired 6/23/15, cost $133,158) (Private)(F)(RES)(NON)			46,722	119,842

Synchrony Financial(NON)			51,563	1,576,281

				2,557,057
Containers and packaging (0.4%)

Ball Corp.			4,177	298,154

Sealed Air Corp.			11,007	521,292

Smurfit Kappa Group PLC (Ireland)			7,645	202,222

				1,021,668
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)			8,255	541,693

Service Corp. International/US			13,958	372,260

				913,953
Diversified financial services (0.3%)

Bats Global Markets, Inc.(NON)			6,778	160,706

Berkshire Hathaway, Inc. Class B(NON)			4,689	682,156

Silver Run Acquisition Corp. (Units)(NON)			6,140	63,365

				906,227
Diversified telecommunication services (1.8%)

AT&T, Inc.			77,935	3,025,437

Frontier Communications Corp.(S)			151,477	842,212

Level 3 Communications, Inc.(NON)			18,826	983,847

				4,851,496
Electric utilities (1.9%)

American Electric Power Co., Inc.			8,740	554,990

Edison International			6,669	471,565

Exelon Corp.			45,070	1,581,506

NextEra Energy, Inc.			11,180	1,314,544

PG&E Corp.			19,096	1,111,387

				5,033,992
Electronic equipment, instruments, and components (0.3%)

TE Connectivity, Ltd.			12,613	750,221

				750,221
Energy equipment and services (0.6%)

Baker Hughes, Inc.			3,374	163,167

C&J Energy Services, Ltd.(NON)			10,977	15,917

Calfrac Well Services, Ltd. (Canada)			10,647	15,868

Frank's International NV (Netherlands)(S)			3,562	59,307

Halliburton Co.			20,447	844,666

Independence Contract Drilling, Inc.(NON)			21,035	83,719

Oceaneering International, Inc.			1,100	40,315

Schlumberger, Ltd.			3,932	315,897

Weatherford International PLC(NON)			23,817	193,632

				1,732,488
Food and staples retail (2.3%)

Costco Wholesale Corp.			10,087	1,494,187

CVS Health Corp.			23,143	2,325,872

Wal-Mart Stores, Inc.			8,803	588,657

Walgreens Boots Alliance, Inc.			21,676	1,718,473

				6,127,189
Food products (1.7%)

Blue Buffalo Pet Products, Inc.(NON)			7,740	191,642

JM Smucker Co. (The)			5,861	744,230

Kraft Heinz Co. (The)			19,122	1,492,855

Mondelez International, Inc. Class A			31,368	1,347,569

Nomad Foods, Ltd. (United Kingdom)(NON)			17,856	145,348

Pinnacle Foods, Inc.			4	170

TreeHouse Foods, Inc.(NON)			6,936	613,142

				4,534,956
Health-care equipment and supplies (2.1%)

Abbott Laboratories			5,223	203,175

Baxter International, Inc.			3,063	135,446

Becton Dickinson and Co.			6,880	1,109,469

Boston Scientific Corp.(NON)			15,483	339,387

C.R. Bard, Inc.			4,401	933,760

Cooper Cos., Inc. (The)			3,986	610,177

DexCom, Inc.(NON)			2,856	183,869

Edwards Lifesciences Corp.(NON)			4,630	491,752

Intuitive Surgical, Inc.(NON)			1,658	1,038,505

Medtronic PLC			7,895	624,889

				5,670,429
Health-care providers and services (1.1%)

Aetna, Inc.			3,533	396,650

Anthem, Inc.			1,426	200,738

Cardinal Health, Inc.			8,176	641,489

Cigna Corp.			6,475	897,047

Express Scripts Holding Co.(NON)			6,733	496,424

Henry Schein, Inc.(NON)			2,237	377,382

				3,009,730
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)			87,640	315,504

HTG Molecular Diagnostics, Inc.(NON)			2,450	7,105

Press Ganey Holdings, Inc.(NON)			5,035	153,416

				476,025
Hotels, restaurants, and leisure (1.9%)

Chipotle Mexican Grill, Inc.(NON)			265	111,557

Hilton Worldwide Holdings, Inc.			51,234	1,129,710

Marriott International, Inc./MD Class A(S)			5,525	387,247

Penn National Gaming, Inc.(NON)			38,911	627,634

Restaurant Brands International LP (Units) (Canada)			60	2,589

Restaurant Brands International, Inc. (Canada)			19,767	855,120

Wynn Resorts, Ltd.(S)			8,342	736,599

Yum! Brands, Inc.			14,090	1,121,000

				4,971,456
Household products (0.1%)

Spectrum Brands Holdings, Inc.			1,605	182,328

				182,328
Independent power and renewable electricity producers (1.1%)

Calpine Corp.(NON)			70,968	1,119,875

NextEra Energy Partners LP			12,226	353,209

NRG Energy, Inc.			74,529	1,125,388

NRG Yield, Inc. Class C			22,694	367,189

				2,965,661
Industrial conglomerates (0.5%)

Danaher Corp.			13,741	1,329,442

				1,329,442
Insurance (2.7%)

American International Group, Inc.			38,317	2,138,855

Assured Guaranty, Ltd.			36,916	955,017

Chubb, Ltd.			10,543	1,242,598

Genworth Financial, Inc. Class A(NON)			106,442	365,096

Hartford Financial Services Group, Inc. (The)			29,376	1,303,707

Prudential PLC (United Kingdom)			56,376	1,115,258

				7,120,531
Internet and catalog retail (3.1%)

Amazon.com, Inc.(NON)			7,506	4,950,883

Ctrip.com International, Ltd. ADR (China)(NON)(S)			19,499	850,351

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)			20	110,587

Groupon, Inc.(NON)			20,386	73,797

Netflix, Inc.(NON)			2,674	240,740

Priceline Group, Inc. (The)(NON)			1,566	2,104,172

				8,330,530
Internet software and services (5.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			5,532	425,632

Alphabet, Inc. Class A(NON)			9,627	6,814,761

Criteo SA ADR (France)(NON)			5,992	249,806

Facebook, Inc. Class A(NON)			41,359	4,862,991

GoDaddy, Inc. Class A(NON)			7,721	234,487

Tencent Holdings, Ltd. (China)			24,200	491,074

Wix.com, Ltd. (Israel)(NON)			11,142	275,430

Yahoo!, Inc.(NON)			22,473	822,512

				14,176,693
IT Services (2.3%)

Computer Sciences Corp.			17,008	563,475

Fidelity National Information Services, Inc.			11,333	745,711

MasterCard, Inc. Class A			14,344	1,391,225

PayPal Holdings, Inc.(NON)			20,570	805,933

Visa, Inc. Class A			35,810	2,765,964

				6,272,308
Leisure products (0.1%)

Brunswick Corp.			6,999	336,162

				336,162
Life sciences tools and services (0.4%)

Agilent Technologies, Inc.			26,316	1,076,851

				1,076,851
Machinery (0.7%)

Manitowoc Foodservice, Inc.(NON)			98,746	1,482,177

Pentair PLC			6,611	383,967

				1,866,144
Media (4.3%)

CBS Corp. Class B (non-voting shares)			16,655	931,181

Charter Communications, Inc. Class A(NON)(S)			8,757	1,858,586

Comcast Corp. Class A			37,638	2,286,885

DISH Network Corp. Class A(NON)			6,131	302,197

Liberty Global PLC Ser. A (United Kingdom)(NON)			44,266	1,670,156

Live Nation Entertainment, Inc.(NON)			67,618	1,452,435

Time Warner Cable, Inc.			4,083	866,045

Time Warner, Inc.			14,832	1,114,476

Walt Disney Co. (The)			9,524	983,448

				11,465,409
Metals and mining (0.4%)

Alcoa, Inc.			13,111	146,450

ArcelorMittal SA (France)			20,828	117,978

Hi-Crush Partners LP (Units)			2,286	16,002

Newmont Mining Corp.			10,045	351,274

Nucor Corp.			4,451	221,571

Steel Dynamics, Inc.			3,929	99,050

				952,325
Multi-utilities (0.3%)

Sempra Energy			6,835	706,397

				706,397
Multiline retail (0.4%)

Dollar General Corp.			12,871	1,054,264

				1,054,264
Oil, gas, and consumable fuels (6.8%)

Anadarko Petroleum Corp.			55,819	2,945,010

Apache Corp.			10,346	562,822

Cabot Oil & Gas Corp.			8,067	188,768

California Resources Corp.			1,619	3,562

Cenovus Energy, Inc. (Canada)			35,655	565,217

Cheniere Energy, Inc.(NON)			5,110	198,677

Chevron Corp.			13,821	1,412,230

Cimarex Energy Co.			1,680	182,918

Concho Resources, Inc.(NON)			2,421	281,248

ConocoPhillips			28,344	1,354,560

Continental Resources, Inc.(NON)(S)			13,396	499,135

Diamondback Energy, Inc.(NON)			1,508	130,563

ENI SpA (Italy)			49,795	813,980

Enterprise Products Partners LP			19,341	516,211

EOG Resources, Inc.			17,963	1,484,103

Exxon Mobil Corp.			6,571	580,876

Gulfport Energy Corp.(NON)			2,157	67,514

Hess Corp.			3,299	196,686

Marathon Oil Corp.			51,966	732,201

Occidental Petroleum Corp.			16,309	1,250,085

Pioneer Natural Resources Co.			6,163	1,023,674

Royal Dutch Shell PLC Class A (United Kingdom)			60,040	1,571,141

Suncor Energy, Inc. (Canada)			54,305	1,594,938

				18,156,119
Personal products (1.5%)

Avon Products, Inc.			36,678	172,753

Coty, Inc. Class A			64,561	1,962,654

Edgewell Personal Care Co.			23,387	1,919,371

				4,054,778
Pharmaceuticals (4.4%)

Allergan PLC(NON)			12,368	2,678,414

Bristol-Myers Squibb Co.			26,941	1,944,601

Eli Lilly & Co.			20,666	1,560,903

Jazz Pharmaceuticals PLC(NON)			2,244	338,171

Johnson & Johnson			10,526	1,179,754

Merck & Co., Inc.			23,530	1,290,385

Mylan NV(NON)			28,173	1,175,096

Pfizer, Inc.			52,932	1,731,406

				11,898,730
Real estate investment trusts (REITs) (3.3%)

American Tower Corp.(R)			19,619	2,057,641

AvalonBay Communities, Inc.(R)			4,080	721,303

Boston Properties, Inc.(R)			5,590	720,327

Equinix, Inc.(R)			1,732	572,166

Equity Lifestyle Properties, Inc.(R)			5,186	355,189

Essex Property Trust, Inc.(R)			1,225	270,051

Federal Realty Investment Trust(R)			2,331	354,498

Gaming and Leisure Properties, Inc.(R)			21,198	695,082

General Growth Properties(R)			20,518	575,120

Kimco Realty Corp.(R)			5,763	162,056

Pebblebrook Hotel Trust(R)			5,127	141,710

Public Storage(R)			2,744	671,759

Simon Property Group, Inc.(R)			4,108	826,406

Ventas, Inc.(R)			9,090	564,671

Vornado Realty Trust(R)			2,661	254,738

				8,942,717
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)			3,745	110,964

RE/MAX Holdings, Inc. Class A			24,865	915,032

				1,025,996
Road and rail (1.0%)

Union Pacific Corp.			31,243	2,725,327

				2,725,327
Semiconductors and semiconductor equipment (2.1%)

Analog Devices, Inc.			6,122	344,791

Broadcom, Ltd.			8,269	1,205,207

Cavium, Inc.(NON)			10,889	537,590

Intel Corp.			12,928	391,460

Lam Research Corp.			12,378	945,679

Micron Technology, Inc.(NON)			62,023	666,747

ON Semiconductor Corp.(NON)			21,392	202,582

QUALCOMM, Inc.			17,735	895,972

Texas Instruments, Inc.			9,193	524,369

				5,714,397
Software (3.9%)

Adobe Systems, Inc.(NON)			9,713	915,159

Electronic Arts, Inc.(NON)			12,616	780,300

Microsoft Corp.			131,157	6,540,800

Oracle Corp.			12,550	500,243

salesforce.com, Inc.(NON)			19,796	1,500,537

TubeMogul, Inc.(NON)			16,601	215,149

				10,452,188
Specialty retail (2.6%)

Advance Auto Parts, Inc.			4,954	773,319

Five Below, Inc.(NON)			13,523	563,909

Gap, Inc. (The)(S)			28,059	650,408

GNC Holdings, Inc. Class A			5,009	122,019

Home Depot, Inc. (The)			18,964	2,539,090

Michaels Cos., Inc. (The)(NON)			11,128	316,369

Tiffany & Co.			3,896	277,980

TJX Cos., Inc. (The)			19,759	1,498,127

Ulta Salon, Cosmetics & Fragrance, Inc.(NON)			1,534	319,502

				7,060,723
Technology hardware, storage, and peripherals (3.9%)

Apple, Inc.			83,679	7,844,071

EMC Corp.			57,246	1,494,693

Hewlett Packard Enterprise Co.			40,138	668,699

HP, Inc.			40,138	492,493

				10,499,956
Textiles, apparel, and luxury goods (1.1%)

Hanesbrands, Inc.			34,848	1,011,637

NIKE, Inc. Class B			32,975	1,943,547

				2,955,184
Tobacco (1.2%)

Philip Morris International, Inc.			32,690	3,207,543

				3,207,543
Water utilities (0.3%)

American Water Works Co., Inc.			11,070	805,453

				805,453

Total common stocks (cost $244,523,298)				$259,989,997

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $365) (Private)(F)(RES)(NON)			128	$328

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $6,955) (Private)(F)(RES)(NON)			2,208	6,260

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $16,334) (Private)(F)(RES)(NON)			3,209	14,700

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $23,689) (Private)(F)(RES)(NON)			4,654	21,320

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $13,286) (Private)(F)(RES)(NON)			2,420	11,957

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $40,105) (Private)(F)(RES)(NON)			5,222	36,094

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $112,481) (Private)(F)(RES)(NON)			39,467	101,233

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $142,232) (Private)(F)(RES)(NON)			49,906	128,009

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(F)(RES)(NON)			72,632	186,125

Total convertible preferred stocks (cost $562,252)				$506,026

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Jun-16/$181.00		$178,622	$97,383

Total purchased options outstanding (cost $528,216)				$97,383

SHORT-TERM INVESTMENTS (5.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.58%(d)		Shares	5,991,075	$5,991,075

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	8,672,962	8,672,962

SSgA Prime Money Market Fund Class N 0.41%(P)		Shares	211,000	211,000

U.S. Treasury Bills 0.31%, June 9, 2016(SEGSF)			$220,000	219,959

U.S. Treasury Bills 0.30%, May 26, 2016(SEGSF)			21,000	20,998

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)			110,000	109,992

U.S. Treasury Bills 0.32%, May 12, 2016(SEGSF)			260,000	259,989

U.S. Treasury Bills 0.28%, May 5, 2016(SEGSF)			70,000	69,999

Total short-term investments (cost $15,555,918)				$15,555,974

TOTAL INVESTMENTS

Total investments (cost $261,169,684)(b)				$276,149,380

FORWARD CURRENCY CONTRACTS at 4/30/16 (aggregate face value $16,828,828) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/15/16	$2,927,742	$2,790,891	$(136,851)
Barclays Bank PLC
	Canadian Dollar	Sell	7/21/16	686,066	655,748	(30,318)
	Swiss Franc	Buy	6/15/16	622,010	603,830	18,180
Citibank, N.A.
	Euro	Sell	6/15/16	5,578,068	5,368,359	(209,709)
Credit Suisse International
	Canadian Dollar	Sell	7/21/16	500,841	479,436	(21,405)
	Swiss Franc	Sell	6/15/16	479,666	465,809	(13,857)
Goldman Sachs International
	Euro	Buy	6/15/16	765,534	726,954	38,580
HSBC Bank USA, National Association
	British Pound	Sell	6/15/16	1,431,357	1,377,794	(53,563)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	7/21/16	2,004,399	1,916,421	(87,978)
State Street Bank and Trust Co.
	Euro	Buy	6/15/16	1,846,362	1,712,083	134,279
	Israeli Shekel	Sell	7/21/16	738,797	731,503	(7,294)

Total						$(369,936)

WRITTEN OPTIONS OUTSTANDING at 4/30/16 (premiums $397,528) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Jun-16/$176.00	$178,622	$66,115

Total			$66,115

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	797	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58%	Russell 2000 Total Return Index	$(1,006)
JPMorgan Chase Bank N.A.
baskets	7,622	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	5,384

Total		$—	$4,378

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $268,018,015.
(b)	The aggregate identified cost on a tax basis is $261,680,411, resulting in gross unrealized appreciation and depreciation of $31,268,661 and $16,799,692, respectively, or net unrealized appreciation of $14,468,969.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $736,455, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$5,693,535	$44,195,470	$41,216,043	$16,184	$8,672,962
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $5,991,075, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,828,636. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $547,814 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own and to enhance the returns on securities owned.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $530,117 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $390,961 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$37,553,465	$—	$110,587
Consumer staples	25,395,704	—	—
Energy	17,503,486	2,385,121	—
Financials	41,319,360	1,115,258	119,842
Health care	31,939,442	—	—
Industrials	26,376,824	278,908	—
Information technology	50,196,538	491,074	—
Materials	9,361,594	1,479,795	—
Telecommunication services	4,851,496	—	—
Utilities	9,511,503	—	—
Total common stocks	254,009,412	5,750,156	230,429
Convertible preferred stocks	—	—	506,026
Purchased options outstanding	—	97,383	—
Short-term investments	8,883,962	6,672,012	—

Totals by level	$262,893,374	$12,519,551	$736,455

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(369,936)	$—
Written options outstanding	—	(66,115)	—
Total return swap contracts	—	4,378	—

Totals by level	$—	$(431,673)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$191,039	$560,975
Equity contracts	102,767	67,121

Total	$293,806	$628,096

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$170,000
Written equity option contracts (contract amount)		$150,000
Forward currency contracts (contract amount)		$21,500,000
OTC total return swap contracts (notional)		$5,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$5,384	$—	5,384
	Forward currency contracts#	—	18,180	—	—	—	38,580	—	—	134,279	191,039
	Purchased options#	—	—	—	—	97,383	—	—	—	—	97,383

	Total Assets	$—	$18,180	$—	$—	$97,383	$38,580	$—	$5,384	$134,279	$293,806

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	1,006	—	—	—	1,006
	Forward currency contracts#	136,851	30,318	209,709	35,262	—	—	53,563	87,978	7,294	560,975
	Written options#	—	—	—	—	66,115	—	—	—	—	66,115

	Total Liabilities	$136,851	$30,318	$209,709	$35,262	$66,115	$1,006	$53,563	$87,978	$7,294	$628,096

	Total Financial and Derivative Net Assets	$(136,851)	$(12,138)	$(209,709)	$(35,262)	$31,268	$37,574	$(53,563)	$(82,594)	$126,985	$(334,290)
	Total collateral received (pledged)##†	$(120,991)	$—	$(159,981)	$—	$31,268	$—	$—	$(82,594)	$121,000
	Net amount	$(15,860)	$(12,138)	$(49,728)	$(35,262)	$—	$37,574	$(53,563)	$—	$5,985

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016